Inventory	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
INVENTORY
C.	INVENTORY:

Inventory consists of the following as of:

	September 30, 2021	December 31, 2020
Finished Goods (branded products)	$2,773,084	$2,271,982
Goods in Process (un-branded products)	1,138,390	227,067
	$3,911,474	$2,499,049

D.	INVENTORY:

Inventory consists of the following as of December 31,:

	2020	2019
Finished Goods (branded products)	$2,271,982	$1,745,615
Goods in Process (un-branded products)	227,067	200,197
	$2,499,049	$1,945,812